RELATED PARTY TRANSACTIONS - Schedule of Warrants Held by Related Parties (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Key Management and Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Share options (in shares)	4,700,108	4,671,768
RSUs of Key Management | RSU expense
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards (in shares)	365,356	222,113
Non-executive Directors | RSU expense
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards (in shares)	44,086	56,995